Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash comprise the following:

(in thousands of $)	June 30,	December 31,
	2020	2019
Cash and cash equivalents	115,922	129,005
Restricted cash	71	93
Cash, cash equivalents and restricted cash	115,993	129,098

Restricted cash consists of cash that is restricted by law for the Norwegian tax authorities in relation to social security of employees.